PROPERTY AND EQUIPMENT, NET - NARRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Loss on disposition of property and equipment	$ 0	$ 83,389	$ 30,269
Depreciation expense	$ 107,826	$ 107,229	$ 124,287